OTHER FINANCIAL ITEMS, NET (Summary of Other Financial Items) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Other Financial Items [Abstract]
Net cash payments on non-designated derivatives	$ (647)	$ (2,779)	$ (5,124)
Net increase/(decrease) in fair value of non-designated derivatives	6,492	(4,297)	8,068
Net increase/(decrease) in fair value of designated derivatives (ineffective portion)	(34)	138	140
Net increase in fair value of equity investments	(15,304)	0	0
Other items	(99)	(1,752)	(5,768)
Other financial items, net	$ 21,016	$ (8,690)	$ (2,684)